STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STATEMENTS OF OPERATIONS (Unaudited)
Revenue, net of discounts	$ 0	$ 7,195
Cost of goods sold	0	7,313
Gross profit (loss)	0	(118)
Operating Expenses
Selling, general and administrative	485,738	4,116,657
Write-off of notes receivable and investments	0	21,500
Total operating expenses	485,738	4,138,157
Operating loss	(485,738)	(4,138,275)
Other Income (Expenses)
Interest expense	(953,742)	(491,385)
Gain on debt extinguishment	55,269	37,461
Initial derivative expense	(142,726)	0
Change in fair value of derivative liabilities	231,896	77,228
Total other expenses	(809,303)	(376,696)
Loss from operations before income taxes	(1,295,041)	(4,514,971)
Provision for income taxes	0	0
Net Loss	(1,295,041)	(4,514,971)
Deemed dividend	0	0
Net Loss attributable to common stockholders	$ (1,295,041)	$ (4,514,971)
Net loss per share - basic and diluted	$ (0.01)	$ (0.06)
Weighted average common shares - basic and diluted	195,341,729	78,193,535